Income Taxes - Components Giving Rise to Net Deferred Tax Assets (Liabilities) included in Accompanying Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Operating Loss Carryforwards [Line Items]
Assets	$ 1.2	$ 0.9
Liabilities	(1.8)	(2.0)
U.S. federal income taxes
Operating Loss Carryforwards [Line Items]
Assets	0.0	0.0
Liabilities	(1.8)	0.0
Foreign income taxes
Operating Loss Carryforwards [Line Items]
Assets	1.2	0.9
Liabilities	$ 0.0	$ (2.0)